CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Preferred Class B Shares	Dec. 31, 2012 Preferred Class B Shares	Dec. 31, 2013 Preferred Class C Shares	Dec. 31, 2012 Preferred Class C Shares
Preferred Shares - par value	$ 1
Preferred Shares - shares authorized	15,000,000	0
Preferred Shares - shares issued			2,000,000	0	2,000,000	0
Preferred Shares - shares outstanding			2,000,000	0	2,000,000	0
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	85,000,000	100,000,000
Common Stock - shares issued	57,969,448	56,443,237
Common Stock - shares outstanding	57,969,448	56,443,237